Fair Value of Financial Instruments - Narrative (Details) $ in Thousands	Jun. 30, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Fair Value Disclosures [Abstract]
Number of marketable securities in a gross unrealized loss position | position	36	3
Fair market value of marketable securities in unrealized loss position	$ 103,200	$ 6,500
Marketable securities, gross unrealized loss	$ 61	$ 3